Stockholders' Equity and Members' Equity - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	2 Months Ended			3 Months Ended											6 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019		Dec. 31, 2019	Jun. 30, 2020		Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020		Jun. 30, 2019		Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Predecessor		Predecessor	Successor			Successor			Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor		Predecessor	[1]	Predecessor	Predecessor	Predecessor	[1]	Predecessor	[1]
Basic Earnings
Net income and Basic Earnings						$ 5,313			$ 19,759											$ 47,038
Diluted Earnings
Net income and Diluted Earnings						$ 5,313			$ 19,759											$ 47,038
Weighted average number of common shares:
Basic weighted-average shares of common stock outstanding						132,111,329			132,165,005											132,120,290
Shares for warrants and restricted stock units						388,000			0											0
Diluted weighted-average shares of common stock outstanding						132,499,386			132,165,005											132,120,290
Earnings Per Share Attributable to common stockholders
Basic						$ 0.04	[2]		$ 0.15	[3]										$ 0.36	[3]
Diluted						$ 0.04	[2]		$ 0.15	[3]										$ 0.36	[3]
Warrant [Member]
Earnings Per Share Attributable to common stockholders
Antidilutive securities						2,400,000
Public And Private Warrants Member
Earnings Per Share Attributable to common stockholders
Antidilutive securities																				15,600,000
Restricted Stock [Member]
Earnings Per Share Attributable to common stockholders
Antidilutive securities																				353,364
Restricted Stock Units (RSUs) [Member]
Earnings Per Share Attributable to common stockholders
Granted		96,000						430,622	47,226		186,759											150			150	1,500		0

[1]	Predecessor periods are combined as disclosed in Note 1.
[2]	The Company determined that earnings per unit in the Predecessor periods would not be meaningful to the users of this filing, given the different unit holders and members' equity structures of each individual entity in the Predecessor Company Group.
[3]	The Company determined that earnings per unit in the Predecessor periods would not be meaningful to the users of this filing, given the different unit holders and members’ equity structures of each individual entity in the Predecessor Company Group.